Exploration expense (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of exploration and evaluation assets [Abstract]
Tax credit on exploration expense	$ 1,490		$ 1,514
Expense Arising From Exploration For And Evaluation Of Mineral Resources, Write-Off	9,618		9,716
Expense Arising From Exploration For And Evaluation Of Mineral Resources, Write-Off Net of Tax	8,128		8,202
Exploration expense	$ 9,674	$ 146	$ 9,876	$ 513